<SEQUENCE>1
<FILENAME>t7152008.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           07/15/2008
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       55
                                         -------------
Form 13F Information Table Value Total:   1,418,373
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmSurg Corp                    COM              03232p405    28708  1178961 SH       Sole                  1178961
Ambassadors Group Inc          COM              023177108     2833   189875 SH       Sole                   189875
American Express Co.           COM              025816109    32533   863620 SH       Sole                   863620
Barr Pharmaceuticals           COM              068306109    17105   379443 SH       Sole                   379443
Bed Bath and Beyond            COM              075896100    20497   729441 SH       Sole                   729441
Berkshire Hathaway A           COM              084670108    47093      390 SH       Sole                      390
Berkshire Hathaway B           COM              084670207    15675     3907 SH       Sole                     3907
Brookfield Asset Management    COM              112585104      954    29311 SH       Sole                    29311
Brown & Brown Inc.             COM              115236101    64117  3687005 SH       Sole                  3687005
CBL & Associates Properties    COM              124830100    11423   500126 SH       Sole                   500126
Carmax                         COM              143130102    23573  1661217 SH       Sole                  1661217
Clarcor Inc.                   COM              179895107      225     6424 SH       Sole                     6424
Cognex Corporation             COM              192422103     2943   127675 SH       Sole                   127675
Courier Corp                   COM              222660102     9717   483937 SH       Sole                   483937
Donaldson Co., Inc.            COM              257651109    22824   511300 SH       Sole                   511300
Exxon Mobil Corp               COM              30231G102      287     3261 SH       Sole                     3261
Federated Investors            COM              314211103    48659  1413675 SH       Sole                  1413675
Forest City                    COM              345550107    12888   400000 SH       Sole                   400000
Forward Air                    COM              349853101    39214  1133358 SH       Sole                  1133358
Franklin Resources             COM              354613101    13209   144125 SH       Sole                   144125
General Electric Co            COM              369604103    44565  1669742 SH       Sole                  1669742
Glenville Bank Hldg Co.        COM                             220     2756 SH       Sole                     2756
Graco                          COM              384109104    28216   741165 SH       Sole                   741165
Heartland Express              COM              422347104    44681  2996685 SH       Sole                  2996685
Idex Corporation               COM              45167R104    48362  1312749 SH       Sole                  1312749
Illinois Tool Works            COM              452308109    19766   416036 SH       Sole                   416036
Int'l Speedway                 COM              460335201    36068   924106 SH       Sole                   924106
John Wiley & Sons              COM              968223206    69720  1548306 SH       Sole                  1548306
Johnson & Johnson              COM              478160104    52429   814870 SH       Sole                   814870
Kaydon Corp                    COM              486587108    36663   713151 SH       Sole                   713151
Knight Transportation Inc.     COM              499064103    26724  1460350 SH       Sole                  1460350
M & T Bank Corp                COM              55261F104    20644   292663 SH       Sole                   292663
Markel Corp                    COM              570535104    55682   151723 SH       Sole                   151723
Martin Marietta Mat            COM              573284106    16886   163011 SH       Sole                   163011
McGrath Rentcorp               COM              580589109    14033   570675 SH       Sole                   570675
Meredith Corp                  COM              589433101    37797  1336057 SH       Sole                  1336057
Mohawk Industries              COM              608190104    37895   591180 SH       Sole                   591180
NBT Bancorp Inc.               COM              628778102      234    11369 SH       Sole                    11369
Pediatrix Medical Group        COM              705324101    14906   302782 SH       Sole                   302782
Pool Corp                      COM              73278L105    16459   926722 SH       Sole                   926722
Procter & Gamble Co            COM              742718109      209     3432 SH       Sole                     3432
Protective Life Corp.          COM              743674103    56272  1478892 SH       Sole                  1478892
Ross Stores Inc.               COM              778296103    51071  1437818 SH       Sole                  1437818
Strayer Education              COM              863236105     4506    21551 SH       Sole                    21551
TCF Financial                  COM              872275102    16245  1350358 SH       Sole                  1350358
Trustco Bank Corp              COM              898349105      166    22408 SH       Sole                    22408
US Bancorp                     COM              902973304      215     7694 SH       Sole                     7694
Vulcan Materials               COM              929160109    20957   350567 SH       Sole                   350567
Watson Pharmaceuticals         COM              942683103      228     8400 SH       Sole                     8400
Westamerica Bank               COM              957090103    45660   868235 SH       Sole                   868235
White Mtns Insurance           COM              G9618E107    93805   218660 SH       Sole                   218660
Whole Foods Mkt Inc.           COM              966837106     6001   253300 SH       Sole                   253300
Winnebago                      COM              974637100     3232   317205 SH       Sole                   317205
Yum Brands                     COM              988498101    38553  1098696 SH       Sole                  1098696
Zebra Technologies A           COM              989207105    44826  1373357 SH       Sole                  1373357